Deferred Revenue (Schedule of Deferred Revenue) (Details)	Dec. 31, 2020 CAD ($)	Oct. 29, 2020 USD ($)
Statement Line Items [Line Items]
Deferred revenue proceeds	$ 2,594,000
Accretion	36,556
Foreign exchange adjustment	(48,437)
Balance as at December 31, 2020	$ 2,582,119
Orion [Member] | USD [Member]
Statement Line Items [Line Items]
Upfront cash payment		$ 2,000,000